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                            OAK VALUE FUND
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       Investment Advisor                         Shareholder Accounts
Oak Value Capital Management, Inc.          c/o Countrywide Fund Services, Inc.
  3100 Tower Boulevard, Suite 800                    P.O. Box 5354
  Durham, North Carolina 27707                 Cincinnati, Ohio 45201-5354
        1-800-680-4199                             1-800-622-2474

November 2, 1998


Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  The Tuscarora Investment Trust
     File Nos. 33-90358 and 811-9000

Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to The Tuscarora Investment Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 4) has been filed electronically.

Very truly yours,

/s/ Elizabeth A. Santen

Elizabeth A. Santen
Assistant Secretary